NOTE 7 - COMMON STOCK WARRANTS AND OPTIONS	12 Months Ended
Dec. 31, 2011
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
NOTE 7 -        COMMON STOCK WARRANTS AND OPTIONS

Warrants

All outstanding warrants were either exercised or expired unexercised prior to the year ended December 31, 2009, thus there are no warrants outstanding as of December 31, 2011 and 2010.  In June 2009, and various dates over the past several years, the Company’s Board agreed to extend the expiration date on certain outstanding warrants to purchase common stock to August 19, 2009.  The Company estimates the fair value of each stock award or expiration extension at the grant date or extension date by using the Black-Scholes option pricing model, which model requires the use of exercise behavior data and the use of a number of assumptions including volatility of the Company’s stock price, the weighted average risk-free interest rate, and the weighted average expected life of the warrants.

Because the Company does not pay dividends, the dividend rate variable in the Black-Scholes model is zero.  Under the provisions of this accounting standard, additional expense of $105,393 was recorded for the year ended December 31, 2009, under the Black-Scholes option pricing model for these warrant extensions.

The Company estimated the fair value of the warrants at the date of the maturity extension, based on the following weighted average assumptions during 2009:

Risk-free interest rate	0.11% - 0.27%
Expected life	1 to 4 months
Expected volatility	139.91% - 245.55%
Dividend yield	0.00%

As discussed in Note 6, on August 5, 2009, warrants held by two separate directors of the Company for a total of 6,487,408 shares were exercised, using the cashless exercise provision within the warrant agreements, resulting in the issuance of 5,126,265 shares of common stock with no cash proceeds received.  On August 19, 2009, all remaining warrants expired unexercised.  As a result, the Company’s outstanding warrants as of December 31, 2011, 2010 and 2009 were zero.

Options

On August 26, 2009, the Company granted a total of 1,000,000 options to a Company director with an exercise price of $0.10 per share, exercisable for up to five years.  On the same date, the Company granted an additional 1,500,000 options to an outside consultant for services rendered, with an exercise price of $0.10 per share, exercisable for up to five years, but including vesting provisions as follows: i) 500,000 of the options vested immediately on the date of grant, ii) 500,000 options will vest on the date certified by the Company as the date the Company’s hospital sterilization program completes its beta-testing, and iii) the remaining 500,000 options will vest on the date certified by the Company as the date that the Company’s process has been commercialized and a minimum of fifty units or devices have been sold to third parties by the Company.  As of December 31, 2011 and 2010, 1,000,000 of the 1,500,000 options granted to this consultant had not yet vested.

In March 2010, the Company granted 250,000 options to an individual for research and development consulting services to be rendered through September 2010.  The options have an exercise price of $0.19 per share, and are exercisable for up to five years.  The value of these options granted, totaling $46,094, was recognized during 2010.

In July 2010, the Company granted a total of 3,500,000 options to certain board members and employees of the Company as additional compensation for work performed.  These options are exercisable at $0.20 per share, are exercisable for five years, but do not vest until the Company has achieved commercial sales.  As of December 31, 2011 and 2010, none of these options had vested.  The value of these options granted, totaling $710,577, will be recorded in the future once the Company has achieved commercial sales.

Also, in July 2010, the Company granted 1,000,000 options to a director of the Company in lieu of an actual stock grant for his services as a board member (see Note 6 for additional discussion on common shares issued to other board members for board service).  These options are exercisable at $0.20 per share, are exercisable for five years, and had no vesting provisions.  The value of these options granted, totaling $203,022, was recognized as board compensation during July 2010.

In August 2010, the Company granted 250,000 options to an outside consultant for patent work performed on behalf of the Company.  These options are exercisable at $0.27 per share, are exercisable for five years, and had no vesting provisions.  The value of these options granted, totaling $67,465, has been capitalized to patent costs in 2010, which costs will be amortized over the expected life of the patent.

In September 2010, the Company granted 250,000 options to an outside consultant in connection with extending his consulting agreement with the Company through September 2011.  These options are exercisable at $0.275 per share, are exercisable for five years, but do not vest until the Company has achieved commercialization and sales of the AsepticSure™ product.  As of December 31, 2011 and 2010, none of these options had vested.  The value of these options granted, totaling $65,067, will be recorded in the future once the Company has achieved the required commercial sales.

In March 2011, the Company granted options for the purchase of 150,000 shares of common stock to an individual for accounting related services to be performed through December 30, 2011, which do not vest until such date.  The options have an exercise price of $0.14 per share, and are exercisable for up to five years.  The grant date fair value of these options was $20,042, in connection with which the Company recognized this entire amount during the year ended December 31, 2011.

In March 2011, the Company granted options for the purchase of 100,000 shares of common stock to an individual for web and press support services to be performed through December 30, 2011, which do not vest until such date. The options have an exercise price of $0.14 per share, and are exercisable for up to five years.  The grant date fair value of these options was $13,361, in connection with which the Company recognized this entire amount during the year ended December 31, 2011.

The Company estimated the fair value of the stock options at the date of the grant, based on the following weighted average assumptions:

Risk-free interest rate	2.43%
Expected life	5 years
Expected volatility	176.45%
Dividend yield	0.00%

A summary of the status of the Company’s outstanding options as of December 31, 2011 and changes during the year then ended is presented below:

	Shares	Weighted Average Exercise Price
Outstanding, beginning of period	7,750,000	$0.17
Granted	250,000	$0.14
Expired/Canceled	(250,000)	$0.20
Exercised	-	n/a
Outstanding, end of period	7,750,000	$0.17
Exercisable	3,250,000	$0.15

As previously discussed, the Company estimates the fair value of each stock award by using the Black-Scholes option pricing model, which model requires the use of exercise behavior data and the use of a number of assumptions including volatility of the Company’s stock price, the weighted average risk-free interest rate, and the weighted average expected life of the options. Because the Company does not pay dividends, the dividend rate variable in the Black-Scholes model is zero.  Under the provisions of this accounting standard, additional expense of $33,403 and $249,115 was recorded for the years ended December 31, 2011 and 2010, respectively, under the Black-Scholes option pricing model.  An additional amount of $67,465 has been capitalized as patent costs during 2010, as previously mentioned, which costs will be amortized over the expected useful life of the patents.  An additional expense of $873,042 will be expensed in the future as the additional vesting requirements are met.